UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Shares	Value
Common Stocks

Auto Components — 0.9%
Dana Holding Corp.		101,300	$1,436,434
Delphi Automotive Plc		63,953	2,173,752

			3,610,186

Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)		10,590	114,372

Capital Markets — 0.7%
American Capital Ltd. (a)		158,224	1,895,523
E*Trade Financial Corp. (a)		109,400	921,148
Uranium Participation Corp. (a)		53,140	270,483

			3,087,154

Chemicals — 0.2%
ADA-ES, Inc. (a)		2,690	43,982
Huntsman Corp.		41,500	682,260

			726,242

Commercial Banks — 0.5%
CIT Group, Inc. (a)		57,665	2,136,488

Communications Equipment — 0.4%
Loral Space & Communications Ltd.		19,132	1,627,559

Diversified Financial Services — 0.8%
Kcad Holdings I Ltd.	422,854,200		3,177,327

Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc. (a)		49,725	332,660
Level 3 Communications, Inc. (a)		33,620	634,073

			966,733

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		109,685	329

Energy Equipment & Services — 1.1%
Laricina Energy Ltd. (a)		70,588	3,020,073
Osum Oil Sands Corp. (a)		120,000	1,510,042

			4,530,115

Health Care Providers & Services — 0.0%
Health Management Associates, Inc., Class A (a)		18,600	147,870

Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd. (a)(b)(c)		113,632	14,772

Insurance — 0.7%
American International Group, Inc. (a)		90,969	3,013,803

Media — 1.5%
Belo Corp., Class A		32,921	237,031
Charter Communications, Inc., Class A (a)		88,048	6,238,201
		Shares	Value
Common Stocks

Media (concluded)
Clear Channel Outdoor Holdings, Inc., Class A (a)		14,202	$92,313

			6,567,545

Metals & Mining — 0.1%
African Minerals Ltd. (a)		65,551	259,997

Oil, Gas & Consumable Fuels — 0.1%
African Petroleum Corp. Ltd. (a)		294,600	341,263

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)		181,600	594,151
Ainsworth Lumber Co. Ltd. (a)(b)(d)		208,741	682,950
Western Forest Products, Inc. (a)		74,889	86,699
Western Forest Products, Inc. (a)		74,936	86,753

			1,450,553

Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)		94,583	1,108,513
SunPower Corp.		200	920

			1,109,433

Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		737	15
HMH Holdings/EduMedia (a)		30,127	602,533

			602,548

Wireless Telecommunication Services — 0.2%
MetroPCS Communications, Inc. (a)		64,890	691,079

Total Common Stocks – 8.1%			34,175,368

		Par (000)
Corporate Bonds

Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	340	364,650
7.13%, 3/15/21		425	459,531
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,244	1,355,960
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (d)		690	669,572
Spirit Aerosystems, Inc., 7.50%, 10/01/17		498	532,860

			3,382,573

Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		853	859,294

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Par (000)	Value
Corporate Bonds

Air Freight & Logistics (concluded)
National Air Cargo Group, Inc. (concluded):
Series 2, 12.38%, 8/16/15	USD	863	$869,636
1,728,930
Airlines — 1.5%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	999	1,019,347
Continental Airlines, Inc. Pass-Through Trust, Class B:
Series 1997-4, 6.90%, 7/02/18	50	50,269
Series 2010-1, 6.00%, 7/12/20	622	635,495
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 7/02/24	905	995,947
Series 2009-1, Class B, 9.75%, 6/17/18	267	298,718
Series 2010-1, Class B, 6.38%, 7/02/17	800	832,000
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14	837	868,359
Series 2012-1, Class B, 6.75%, 12/03/22 (e)	1,000	1,000,000
Series 2012-1, Class C, 9.13%, 10/01/15	670	696,800
		6,396,935
Auto Components — 2.0%
Continental Rubber of America Corp., 4.50%, 9/15/19 (d)		150	151,500
Dana Holding Corp., 6.75%, 2/15/21		660	706,200
Delphi Corp., 6.13%, 5/15/21		260	287,300
Icahn Enterprises LP, 8.00%, 1/15/18		4,455	4,733,437
IDQ Holdings, Inc., 11.50%, 4/01/17 (d)		585	631,800
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	712	1,254,804
Titan International, Inc., 7.88%, 10/01/17	USD	685	720,963
8,486,004
Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18 (d)	EUR	230	329,039
7.13%, 8/15/18		192	274,676
Refresco Group BV, 7.38%, 5/15/18	107	142,986
746,701

Par (000)	Value
Corporate Bonds

Building Products — 0.9%
Building Materials Corp. of America (d):
7.00%, 2/15/20	USD	810	$882,900
6.75%, 5/01/21		1,170	1,281,150
Grohe Holding GmbH, 8.75%, 12/15/17 (f)	EUR	100	134,282
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (d)	USD	515	511,137
USG Corp., 9.75%, 1/15/18		890	992,350
			3,801,819
Capital Markets — 0.9%
E*Trade Financial Corp.:
12.50%, 11/30/17		1,575	1,772,426
1.74%, 8/31/19 (d)(g)(h)		356	316,840
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (d)		970	1,135,907
Nuveen Investments, Inc., 9.13%, 10/15/17 (d)		699	693,758
			3,918,931
Chemicals — 3.5%
Basell Finance Co. BV, 8.10%, 3/15/27 (d)		610	823,500
Celanese US Holdings LLC, 5.88%, 6/15/21		2,440	2,726,700
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	240	325,011
Hexion US Finance Corp., 6.63%, 4/15/20	USD	78	77,805
Huntsman International LLC, 8.63%, 3/15/21		250	283,125
INEOS Finance Plc, 7.50%, 5/01/20 (d)		570	588,525
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	505	712,463
Kraton Polymers LLC, 6.75%, 3/01/19	USD	185	191,013
LyondellBasell Industries NV, 5.75%, 4/15/24		3,870	4,644,000
Nexeo Solutions LLC, 8.38%, 3/01/18		275	261,250
Nufarm Australia Ltd., 6.38%, 10/15/19 (d)		335	346,725
PolyOne Corp., 7.38%, 9/15/20		320	347,200
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		565	577,712
TPC Group LLC, 8.25%, 10/01/17		495	549,450
Tronox Finance LLC, 6.38%, 8/15/20 (d)		2,590	2,551,150
			15,005,629
Commercial Banks — 0.8%
CIT Group, Inc.:
5.25%, 3/15/18		830	880,838
5.50%, 2/15/19 (d)		790	841,350

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Commercial Banks (concluded)
CIT Group, Inc. (concluded):
5.00%, 8/15/22	USD	710	$744,411
6.00%, 4/01/36		810	734,480
Glitnir Banki HF, 6.38%, 9/25/13 (a)(b)(d)		1,005	—

			3,201,079

Commercial Services & Supplies — 2.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (d)		412	430,540
ARAMARK Holdings Corp., 8.63%, 5/01/16 (c)(d)		650	666,256
Aviation Capital Group Corp., 6.75%, 4/06/21 (d)		800	830,328
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (d)		223	235,273
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (d)		38	38,950
Casella Waste Systems, Inc., 7.75%, 2/15/19		488	469,700
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (d)		918	927,180
Clean Harbors, Inc.:
5.25%, 8/01/20		780	801,450
5.13%, 6/01/21 (d)		330	337,425
Covanta Holding Corp., 6.38%, 10/01/22		940	1,019,343
EC Finance Plc, 9.75%, 8/01/17	EUR	621	872,253
HDTFS, Inc. (d):
5.88%, 10/15/20	USD	130	134,225
6.25%, 10/15/22		395	409,319
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (d)		112	116,200
Mobile Mini, Inc., 7.88%, 12/01/20		545	592,006
RSC Equipment Rental, Inc., 8.25%, 2/01/21		686	768,320
Verisure Holding AB:
8.75%, 9/01/18	EUR	274	379,514
8.75%, 12/01/18		134	170,788
West Corp., 8.63%, 10/01/18	USD	205	211,663

			9,410,733

Communications Equipment — 1.4%
Avaya, Inc., 9.75%, 11/01/15		1,110	879,675
Frontier Communications Corp., 6.25%, 1/15/13		1,330	1,336,650
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,400	1,529,500
10.13%, 7/01/20		1,880	2,105,600

			5,851,425

Computers & Peripherals — 0.3%
EMC Corp., Series B, 1.75%, 12/01/13 (h)		200	314,000
NCR Corp., 5.00%, 7/15/22 (d)		410	415,125
		Par (000)	Value
Corporate Bonds

Computers & Peripherals (concluded)
SanDisk Corp., 1.50%, 8/15/17 (h)	USD	425	$472,813

			1,201,938

Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (d)		275	272,250
H&E Equipment Services, Inc., 7.00%, 9/01/22 (d)		490	516,950

			789,200

Construction Materials — 2.2%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	201	274,717
Cemex Finance LLC, 9.38%, 10/12/22 (d)	USD	510	549,525
HD Supply, Inc. (d):
8.13%, 4/15/19		2,280	2,570,700
11.00%, 4/15/20		2,160	2,494,800
11.50%, 7/15/20		2,670	2,916,975
Xefin Lux SCA, 8.00%, 6/01/18 (d)	EUR	376	506,122

			9,312,839

Consumer Finance — 0.2%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	660	721,050
Springleaf Finance, 6.90%, 12/15/17		155	137,563

			858,613

Containers & Packaging — 1.5%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	200	277,798
7.38%, 10/15/17 (d)		600	833,393
7.38%, 10/15/17		100	138,899
7.38%, 10/15/17 (d)	USD	200	217,750
9.13%, 10/15/20 (d)		590	634,250
9.13%, 10/15/20 (d)		459	495,720
Berry Plastics Corp.:
4.26%, 9/15/14 (f)		445	445,000
8.25%, 11/15/15		175	182,875
9.75%, 1/15/21		270	307,125
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	867	1,133,215
GCL Holdings SCA, 9.38%, 4/15/18 (d)		394	542,521
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	550	607,750
OI European Group BV, 6.88%, 3/31/17	EUR	233	314,392
Tekni-Plex, Inc., 9.75%, 6/01/19 (d)	USD	265	286,200

			6,416,888

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
	Par (000)		Value
Corporate Bonds

Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (d)	USD	2,030	$2,095,975

Diversified Consumer Services — 2.0%
313 Group, Inc. (d):
6.38%, 12/01/19		926	912,110
8.75%, 12/01/20		882	866,565
Laureate Education, Inc., 9.25%, 9/01/19 (d)		1,845	1,881,900
Service Corp. International, 7.00%, 6/15/17		4,095	4,709,250
ServiceMaster Co., 8.00%, 2/15/20		280	284,900

			8,654,725

Diversified Financial Services — 5.0%
Aircastle Ltd.:
6.75%, 4/15/17		690	729,675
6.25%, 12/01/19 (d)		481	488,215
Ally Financial, Inc.:
7.50%, 12/31/13		460	487,025
8.00%, 11/01/31		3,954	5,021,580
Citigroup, Inc., 5.95% (f)(i)		355	361,212
CNG Holdings, Inc., 9.38%, 5/15/20 (d)		610	620,675
Co-Operative Group Ltd., 5.63%, 7/08/20 (j)	GBP	250	414,236
DPL, Inc., 7.25%, 10/15/21	USD	1,725	1,819,875
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	706	1,156,569
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	460	518,576
Lehman Brothers Holdings, Inc. (a)(b):
1.00%, 5/17/13		915	210,450
5.38%, 10/17/13	EUR	200	61,178
4.75%, 1/16/14		1,130	345,655
1.00%, 2/05/14		2,350	711,200
1.00%, 9/22/18	USD	255	58,650
Leucadia National Corp., 8.13%, 9/15/15		1,148	1,297,240
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	255	343,248
7.13%, 4/15/19	USD	365	394,200
9.00%, 4/15/19		320	329,600
7.88%, 8/15/19		485	533,500
9.88%, 8/15/19		910	964,600
5.75%, 10/15/20 (d)		3,080	3,149,300
WMG Acquisition Corp.:
11.50%, 10/01/18		618	698,340
6.00%, 1/15/21 (d)		449	460,225

			21,175,024

Diversified Telecommunication Services — 2.3%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		765	765,000

	Par (000)		Value
Corporate Bonds

Diversified Telecommunication Services (concluded)
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp.,	USD	705	$724,387
6.38%, 9/15/20 (d)
Consolidated Communications Finance Co., 10.88%, 6/01/20 (d)		515	553,625
ITC Deltacom, Inc., 10.50%, 4/01/16		378	404,460
Level 3 Communications, Inc., 8.88%, 6/01/19 (d)		475	498,750
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,736	1,857,520
7.00%, 6/01/20 (d)		639	650,183
8.63%, 7/15/20		1,260	1,370,250
OTE Plc, 7.25%, 2/12/15 (j)	EUR	256	307,970
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		331	452,222
6.75%, 8/15/24		520	714,328
tw telecom holdings, Inc., 5.38%, 10/01/22 (d)	USD	440	455,400
Windstream Corp.:
8.13%, 8/01/13		510	530,400
7.88%, 11/01/17		630	697,725

			9,982,220

Electric Utilities — 0.7%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		433	472,929
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,800	2,363,594

			2,836,523

Electrical Equipment — 0.5%
Belden, Inc., 5.50%, 9/01/22 (d)	USD	550	556,875
General Cable Corp., 5.75%, 10/01/22 (d)		890	907,800
Techem GmbH:
6.13%, 10/01/19	EUR	531	730,301
6.13%, 10/01/19 (d)		105	144,410

			2,339,386

Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	350	411,250
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (d)		300	347,250

			758,500

Energy Equipment & Services — 3.7%
Atwood Oceanics, Inc., 6.50%, 2/01/20		205	218,838
Calfrac Holdings LP, 7.50%, 12/01/20 (d)		585	573,300
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		365	379,600

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Energy Equipment & Services (concluded)
Compagnie Générale de Géophysique, Veritas (concluded):
6.50%, 6/01/21	USD	1,855	$1,947,750
Forbes Energy Services Ltd., 9.00%, 6/15/19		540	487,350
FTS International Services LLC/FTS International Services, Inc., 8.13%, 11/15/18 (d)		1,749	1,801,470
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (d)		230	234,600
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		465	476,625
Key Energy Services, Inc., 6.75%, 3/01/21		665	666,662
MEG Energy Corp. (d):
6.50%, 3/15/21		1,790	1,868,312
6.38%, 1/30/23		670	695,125
Oil States International, Inc., 6.50%, 6/01/19		470	499,375
Peabody Energy Corp.:
6.25%, 11/15/21		2,060	2,137,250
7.88%, 11/01/26		555	596,625
Precision Drilling Corp.:
6.63%, 11/15/20		115	121,325
6.50%, 12/15/21		440	459,800
Seadrill Ltd., 5.63%, 9/15/17 (d)		2,450	2,450,000

			15,614,007

Food & Staples Retailing — 0.3%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	522	817,505
Rite Aid Corp., 9.25%, 3/15/20	USD	555	566,100

			1,383,605

Food Products — 0.5%
Darling International, Inc., 8.50%, 12/15/18		170	194,863
Del Monte Corp., 7.63%, 2/15/19		90	92,475
Post Holdings, Inc., 7.38%, 2/15/22 (d)		840	897,750
Smithfield Foods, Inc., 6.63%, 8/15/22		702	744,120

			1,929,208

Health Care Equipment & Supplies — 2.4%
Biomet, Inc. (d):
6.50%, 8/01/20		2,245	2,346,025
6.50%, 10/01/20		3,189	3,157,110
DJO Finance LLC:
8.75%, 3/15/18 (d)		560	610,400
7.75%, 4/15/18		155	144,538
9.88%, 4/15/18 (d)		620	621,550
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (d)		308	345,730
		Par (000)	Value
Corporate Bonds

Health Care Equipment & Supplies (concluded)
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (d)	USD	800	$922,000
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (d)		485	455,900
Spectrum Brands Escrow Corp. (d):
6.38%, 11/15/20		568	589,300
6.63%, 11/15/22		370	387,575
Teleflex, Inc., 6.88%, 6/01/19		435	468,712

			10,048,840

Health Care Providers & Services — 7.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		845	887,250
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	130	223,380
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	1,180	1,241,950
7.13%, 7/15/20		669	707,467
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (d)	EUR	694	974,789
Crown Newco 3 Plc:
7.00%, 2/15/18 (d)	GBP	547	920,195
7.00%, 2/15/18		100	168,226
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	1,319	1,378,355
HCA, Inc.:
8.50%, 4/15/19		200	224,500
6.50%, 2/15/20		3,030	3,401,175
7.88%, 2/15/20		135	151,706
7.25%, 9/15/20		3,560	3,969,400
5.88%, 3/15/22		325	353,438
4.75%, 5/01/23		1,070	1,080,700
Hologic, Inc., 6.25%, 8/01/20 (d)		2,366	2,513,875
IASIS Healthcare LLC, 8.38%, 5/15/19		2,299	2,172,555
INC Research LLC, 11.50%, 7/15/19 (d)		605	611,050
Omnicare, Inc., 7.75%, 6/01/20		1,460	1,615,125
PSS World Medical, Inc., 6.38%, 3/01/22		494	580,450
Symbion, Inc., 8.00%, 6/15/16		510	525,300
Tenet Healthcare Corp.:
10.00%, 5/01/18		1,042	1,187,880
6.25%, 11/01/18		485	533,500
8.88%, 7/01/19		4,505	5,045,600
6.75%, 2/01/20 (d)		775	785,656
4.75%, 6/01/20 (d)		1,122	1,130,415
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (d)		685	705,550

			33,089,487

Health Care Technology — 1.0%
IMS Health, Inc. (d):
12.50%, 3/01/18		3,290	3,890,425

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Health Care Technology (concluded)
IMS Health, Inc. (d) (concluded):
6.00%, 11/01/20	USD	212	$218,890

			4,109,315

Hotels, Restaurants & Leisure — 4.4%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (d)		255	265,200
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		1,905	2,046,684
10.00%, 12/15/18		2,166	1,380,825
Caesars Operating Escrow LLC (d):
8.50%, 2/15/20		455	445,900
9.00%, 2/15/20		2,007	2,007,000
Carlson Wagonlit BV, 6.88%, 6/15/19 (d)		485	506,825
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	680	844,578
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,770	1,911,600
El Dorado Resorts LLC, 8.63%, 6/15/19 (d)		200	193,000
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	477	702,476
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	453	615,661
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (d)	USD	433	402,690
MGM Resorts International:
10.38%, 5/15/14		295	329,663
4.25%, 4/15/15 (h)		1,600	1,629,000
11.13%, 11/15/17		2,085	2,288,288
MTR Gaming Group, Inc., 11.50%, 8/01/19 (c)		221	232,155
Station Casinos LLC, 3.66%, 6/18/18		991	839,873
Travelport LLC:
5.04%, 9/01/14 (f)		245	172,725
9.88%, 9/01/14		55	43,175
9.00%, 3/01/16		180	126,900
6.36%, 12/01/16 (c)(d)(f)		629	465,550
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(b)		475	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	200	302,806
Wynn Las Vegas LLC, 5.38%, 3/15/22	USD	910	964,600

			18,717,174

Household Durables — 2.4%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	205	274,611
Beazer Homes USA, Inc., 6.63%, 4/15/18 (d)	USD	55	58,575
		Par (000)	Value
Corporate Bonds

Household Durables (concluded)
Jarden Corp., 7.50%, 1/15/20	EUR	447	$633,667
K. Hovnanian Enterprises, Inc.:
6.00%, 12/01/17 (h)	USD	225	257,108
7.25%, 10/15/20 (d)		1,400	1,501,500
Libbey Glass, Inc., 6.88%, 5/15/20 (d)		905	968,350
PH Holding LLC, 9.75%, 12/31/17		510	499,800
Pulte Group, Inc., 6.38%, 5/15/33		280	274,400
The Ryland Group, Inc., 6.63%, 5/01/20		500	556,250
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	446	617,749
Standard Pacific Corp.:
10.75%, 9/15/16	USD	2,050	2,511,250
8.38%, 1/15/21		1,450	1,660,250
William Lyon Homes, Inc., 8.50%, 11/15/20 (d)		445	451,675

			10,265,185

Household Products — 0.6%
Ontex IV SA:
7.50%, 4/15/18	EUR	105	143,386
7.50%, 4/15/18 (d)		220	300,427
9.00%, 4/15/19		321	425,827
Spectrum Brands, Inc.:
9.50%, 6/15/18	USD	1,395	1,588,556
6.75%, 3/15/20 (d)		142	148,035

			2,606,231

Independent Power Producers & Energy Traders — 3.0%
The AES Corp., 7.38%, 7/01/21		405	448,537
Calpine Corp. (d):
7.25%, 10/15/17		238	254,660
7.50%, 2/15/21		135	149,175
7.88%, 1/15/23		590	657,850
Energy Future Holdings Corp., 10.00%, 1/15/20		2,090	2,220,625
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (d)		1,115	1,142,875
10.00%, 12/01/20		3,357	3,743,055
GenOn REMA LLC:
9.24%, 7/02/17		357	390,102
Series C Series C, 9.68%, 7/02/26		445	476,150
Laredo Petroleum, Inc.:
9.50%, 2/15/19		730	817,600
7.38%, 5/01/22		550	595,375
NRG Energy, Inc., 6.63%, 3/15/23 (d)		965	998,775
QEP Resources, Inc.:
5.38%, 10/01/22		488	514,840
5.25%, 5/01/23		380	399,000

			12,808,619

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Industrial Conglomerates — 2.1%
Sequa Corp. (d):
11.75%, 12/01/15	USD	3,290	$3,405,150
13.50%, 12/01/15		5,367	5,581,448

			8,986,598

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (d)(k)		2,320	2,393,950
CNO Financial Group, Inc., 6.38%, 10/01/20 (d)		332	346,940
Genworth Financial, Inc., 7.63%, 9/24/21		630	680,535
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (d)		375	349,688
TMF Group Holding B.V., 9.88%, 12/01/19	EUR	180	237,318

			4,008,431

IT Services — 3.0%
Ceridian Corp., 8.88%, 7/15/19 (d)	USD	2,185	2,337,950
Epicor Software Corp., 8.63%, 5/01/19		820	854,850
First Data Corp.:
7.38%, 6/15/19 (d)		2,315	2,378,662
8.88%, 8/15/20 (d)		795	870,525
6.75%, 11/01/20 (d)		2,170	2,186,275
8.25%, 1/15/21 (d)		337	336,158
12.63%, 1/15/21		1,580	1,662,950
SunGard Data Systems, Inc.:
7.38%, 11/15/18		810	863,662
6.63%, 11/01/19 (d)		1,190	1,213,800

			12,704,832

Machinery — 1.5%
The Manitowoc Co., Inc., 5.88%, 10/15/22		705	705,000
SPX Corp., 6.88%, 9/01/17		260	291,200
Terex Corp., 6.00%, 5/15/21		785	814,437
UR Merger Sub Corp.:
5.75%, 7/15/18 (d)		379	408,373
7.38%, 5/15/20 (d)		655	715,587
7.63%, 4/15/22 (d)		2,966	3,284,845
6.13%, 6/15/23		280	287,700

			6,507,142

Media — 10.3%
Affinion Group, Inc., 7.88%, 12/15/18		1,200	960,000
AMC Networks, Inc., 7.75%, 7/15/21		330	374,550
Cablevision Systems Corp., 5.88%, 9/15/22		720	705,600
CCO Holdings LLC:
6.50%, 4/30/21		464	500,540
5.25%, 9/30/22		1,580	1,591,850
		Par (000)	Value
Corporate Bonds

Media (continued)
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (d)	USD	1,850	$1,535,500
Checkout Holding Corp., 13.99%, 11/15/15 (d)(g)		995	666,650
Cinemark USA, Inc., 8.63%, 6/15/19		375	414,375
Clear Channel Communications, Inc., 9.00%, 12/15/19 (d)		1,126	1,020,437
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (d)		916	911,420
6.50%, 11/15/22 (d)		2,477	2,489,385
Series B, 7.63%, 3/15/20		1,677	1,643,460
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		1,048	1,048,256
Loan Close 3, 4.00%, 8/15/18		1,198	1,198,457
Shares Loan, 12.00%, 8/15/18		1,236	1,236,031
DISH DBS Corp., 5.88%, 7/15/22		1,505	1,612,231
Harron Communications LP, 9.13%, 4/01/20 (d)		470	511,125
Intelsat Jackson Holdings SA (d):
7.25%, 10/15/20		1,030	1,096,950
6.63%, 12/15/22		259	259,000
Intelsat Luxembourg SA:
11.25%, 2/04/17		910	964,600
11.50%, 2/04/17 (c)		1,765	1,873,106
Interactive Data Corp., 10.25%, 8/01/18		1,990	2,228,800
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		500	549,375
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (d)	EUR	505	707,094
Lamar Media Corp., 5.88%, 2/01/22	USD	210	223,388
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (d)		1,130	1,220,400
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (d)		743	821,015
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	310	391,076
Nielsen Finance LLC:
11.63%, 2/01/14	USD	91	101,351
7.75%, 10/15/18		2,356	2,626,940
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (d)	GBP	308	507,033
ProQuest LLC, 9.00%, 10/15/18 (d)	USD	745	685,400
Truven Health Analytics, Inc., 10.63%, 6/01/20 (d)		760	813,200
Unitymedia GmbH:
9.63%, 12/01/19	EUR	235	341,571

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Media (concluded)
Unitymedia GmbH (concluded):
9.63%, 12/01/19 (d)	EUR	845	$1,228,204
9.50%, 3/15/21		518	771,437
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (d)	USD	962	1,043,770
7.50%, 3/15/19	EUR	1,249	1,780,898
5.50%, 1/15/23 (d)	USD	760	760,000
Univision Communications, Inc., 6.75%, 9/15/22 (d)		185	186,850
UPC Holding BV, 9.88%, 4/15/18 (d)		640	716,000
UPCB Finance II Ltd.:
6.38%, 7/01/20 (d)	EUR	1,218	1,651,394
6.38%, 7/01/20		514	696,894
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (d)	USD	445	456,125
Ziggo Bond Co. BV, 8.00%, 5/15/18 (d)	EUR	583	834,422

			43,956,160

Metals & Mining — 4.0%
ArcelorMittal:
9.50%, 2/15/15	USD	445	495,665
4.25%, 8/05/15		710	717,244
4.25%, 3/01/16		175	175,763
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	585	779,843
FMG Resources August 2006 Property Ltd. (d):
7.00%, 11/01/15	USD	300	306,000
6.38%, 2/01/16		661	665,957
6.88%, 4/01/22		105	102,375
Global Brass and Copper, Inc., 9.50%, 6/01/19 (d)		445	478,375
GoldCorp, Inc., 2.00%, 8/01/14 (h)		1,575	1,782,703
Kaiser Aluminum Corp., 8.25%, 6/01/20		330	361,350
New Gold, Inc. (d):
7.00%, 4/15/20		225	239,063
6.25%, 11/15/22		445	455,013
New World Resources NV, 7.88%, 5/01/18	EUR	324	430,859
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (h)	USD	2,170	2,624,344
Novelis, Inc., 8.75%, 12/15/20		4,560	5,107,200
Perstorp Holding AB, 8.75%, 5/15/17 (d)		285	286,425
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	364	386,058
Steel Dynamics, Inc., 6.38%, 8/15/22 (d)	USD	355	370,975
		Par (000)	Value
Corporate Bonds

Metals & Mining (concluded)
Taseko Mines Ltd., 7.75%, 4/15/19	USD	605	$574,750
Vedanta Resources Plc, 8.25%, 6/07/21 (d)		415	448,200
Walter Energy, Inc., 9.88%, 12/15/20 (d)		395	410,800

			17,198,962

Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17		1,169	1,227,450
Dufry Finance SCA, 5.50%, 10/15/20 (d)		661	679,178

			1,906,628

Oil, Gas & Consumable Fuels — 10.0%
Access Midstream Partners LP, 6.13%, 7/15/22		405	429,300
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (h)		1,222	1,155,554
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (d)		990	1,049,400
Berry Petroleum Co., 6.38%, 9/15/22		605	623,150
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (d)		375	385,312
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		354	359,310
CCS, Inc., 11.00%, 11/15/15 (d)		840	850,500
Chaparral Energy, Inc., 7.63%, 11/15/22		325	333,938
Chesapeake Energy Corp.:
7.25%, 12/15/18		25	26,875
6.63%, 8/15/20		260	272,350
6.88%, 11/15/20		260	274,300
6.13%, 2/15/21		885	896,062
Concho Resources, Inc.:
7.00%, 1/15/21		245	270,113
6.50%, 1/15/22		160	174,400
5.50%, 10/01/22		700	722,750
Continental Resources, Inc., 7.13%, 4/01/21		545	614,487
Copano Energy LLC, 7.13%, 4/01/21		360	379,350
Crosstex Energy LP, 7.13%, 6/01/22 (d)		225	229,500
Crown Oil Partners IV LP, 15.00%, 3/07/15		895	945,671
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (d)		565	556,525
Denbury Resources, Inc., 8.25%, 2/15/20		1,710	1,932,300
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		825	930,187
7.75%, 6/15/19		1,330	1,429,750

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19	USD	510	$552,075
7.75%, 9/01/22		315	326,813
EV Energy Partners LP, 8.00%, 4/15/19		215	225,750
Halcon Resources Corp., 8.88%, 5/15/21 (d)		345	357,075
Hilcorp Energy I LP, 7.63%, 4/15/21 (d)		392	424,340
Holly Energy Partners LP, 6.50%, 3/01/20 (d)		230	241,500
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		510	555,900
Linn Energy LLC:
6.50%, 5/15/19		145	147,175
6.25%, 11/01/19 (d)		1,920	1,927,200
8.63%, 4/15/20		330	360,525
7.75%, 2/01/21		305	321,775
MarkWest Energy Partners LP, 5.50%, 2/15/23		350	368,375
Newfield Exploration Co., 6.88%, 2/01/20		1,150	1,237,687
Northern Oil and Gas, Inc., 8.00%, 6/01/20		460	473,800
Oasis Petroleum, Inc.:
7.25%, 2/01/19		385	410,025
6.50%, 11/01/21		430	452,575
Offshore Group Investments Ltd., 11.50%, 8/01/15		1,023	1,125,300
OGX Petroleo e Gas Participacoes SA (d):
8.50%, 6/01/18		1,363	1,185,810
8.38%, 4/01/22		429	349,635
PBF Holding Co. LLC, 8.25%, 2/15/20 (d)		435	456,750
PDC Energy, Inc., 7.75%, 10/15/22 (d)		310	313,100
PetroBakken Energy Ltd., 8.63%, 2/01/20 (d)		1,775	1,775,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (d)		650	682,500
Plains Exploration & Production Co., 6.88%, 2/15/23		1,705	1,756,150
Range Resources Corp.:
8.00%, 5/15/19		515	566,500
5.75%, 6/01/21		1,445	1,535,312
5.00%, 8/15/22		644	671,370
Regency Energy Partners LP, 5.50%, 4/15/23		550	577,500
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		2,245	2,424,600
6.50%, 11/01/20 (d)		480	480,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		1,390	1,449,075
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
SandRidge Energy, Inc. (concluded):
8.13%, 10/15/22	USD	375	$401,250
7.50%, 2/15/23		810	842,400
SESI LLC:
6.38%, 5/01/19		480	511,200
7.13%, 12/15/21		345	383,813
SM Energy Co.:
6.63%, 2/15/19		195	206,213
6.50%, 11/15/21		390	411,450
6.50%, 1/01/23		575	606,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (d)		229	238,160
Vanguard Natural Resources, 7.88%, 4/01/20		400	409,000

			42,582,387

Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (d)		520	535,600
Boise Paper Holdings LLC:
9.00%, 11/01/17		85	92,650
8.00%, 4/01/20		180	195,750
Clearwater Paper Corp.:
10.63%, 6/15/16		585	642,037
7.13%, 11/01/18		865	938,525
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (d)		505	528,988
NewPage Corp., 11.38%, 12/31/14 (a)(b)		3,130	1,502,400
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (d)		200	212,000

			4,647,950

Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA:
9.88%, 8/01/19 (d)	EUR	300	440,887
9.88%, 8/01/19		100	146,962
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (d)	USD	520	585,000
Mylan, Inc., 6.00%, 11/15/18 (d)		160	176,400
Valeant Pharmaceuticals International (d):
6.50%, 7/15/16		640	675,200
6.88%, 12/01/18		400	432,500
6.38%, 10/15/20		600	637,500
6.75%, 8/15/21		725	777,562

			3,872,011

Professional Services — 0.0%
FTI Consulting, Inc., 6.75%, 10/01/20		65	69,063

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP, 6.75%, 6/01/19	USD	1,507	$1,586,117
The Rouse Co. LP, 6.75%, 11/09/15		770	809,463

			2,395,580

Real Estate Management & Development — 2.4%
CBRE Services, Inc., 6.63%, 10/15/20		500	546,250
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (d)		1,050	1,092,000
Forest City Enterprises, Inc., 7.63%, 6/01/15		687	688,717
IVG Immobilien AG, 8.00% (a)(b)(f)(i)	EUR	300	202,886
Mattamy Group Corp., 6.50%, 11/15/20 (d)	USD	400	400,000
Realogy Corp.:
11.50%, 4/15/17		575	622,438
12.00%, 4/15/17		145	156,600
7.88%, 2/15/19 (d)		2,995	3,174,700
7.63%, 1/15/20 (d)		750	836,250
9.00%, 1/15/20 (d)		485	538,350
Shea Homes LP, 8.63%, 5/15/19		1,775	1,952,500

			10,210,691

Road & Rail — 0.8%
The Hertz Corp.:
7.50%, 10/15/18		820	897,900
6.75%, 4/15/19 (d)		430	464,400
7.38%, 1/15/21		610	663,375
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	71	100,188
8.50%, 7/31/15 (d)		812	1,145,811

			3,271,674

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (d)(h)	USD	391	361,186
Spansion LLC, 7.88%, 11/15/17		850	854,250

			1,215,436

Software — 0.9%
Infor US, Inc., 9.38%, 4/01/19		2,270	2,531,050
Nuance Communications, Inc., 5.38%, 8/15/20 (d)		740	762,200
Sophia LP, 9.75%, 1/15/19 (d)		645	686,925

			3,980,175

Specialty Retail — 3.1%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		540	600,750
Claire's Stores, Inc., 9.00%, 3/15/19 (d)		1,288	1,370,110
		Par (000)	Value
Corporate Bonds

Specialty Retail (concluded)
House of Fraser Funding Plc:
8.88%, 8/15/18 (d)	GBP	420	$679,632
8.88%, 8/15/18		221	357,616
Limited Brands, Inc.:
8.50%, 6/15/19	USD	1,170	1,427,400
5.63%, 2/15/22		235	253,800
Michaels Stores, Inc., 7.75%, 11/01/18 (d)		346	374,978
Party City Holdings, Inc., 8.88%, 8/01/20 (d)		1,500	1,590,000
Penske Automotive Group, Inc., 5.75%, 10/01/22 (d)		800	814,000
QVC, Inc. (d):
7.13%, 4/15/17		340	357,923
7.50%, 10/01/19		920	1,013,235
7.38%, 10/15/20		440	487,782
5.13%, 7/02/22		632	669,698
Sally Holdings LLC:
6.88%, 11/15/19		805	895,562
5.75%, 6/01/22		753	815,122
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (d)		810	815,063
Sonic Automotive, Inc., 9.00%, 3/15/18		550	604,313

			13,126,984

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		645	676,444

Trading Companies & Distributors — 0.9%
Air Lease Corp., 4.50%, 1/15/16 (d)		880	886,600
Ashtead Capital, Inc., 6.50%, 7/15/22 (d)		735	782,775
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 (d):
6.50%, 5/30/21		855	873,981
5.13%, 11/30/24		1,130	1,172,375

			3,715,731

Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (d)		632	669,920

Wireless Telecommunication Services — 4.1%
Cricket Communications, Inc.:
7.75%, 5/15/16		900	951,750
7.75%, 10/15/20		315	325,238
Crown Castle International Corp., 5.25%, 1/15/23 (d)		945	987,525
Digicel Group Ltd. (d):
8.25%, 9/01/17		1,650	1,769,625
8.25%, 9/30/20		1,430	1,519,375
MetroPCS Wireless, Inc., 6.63%, 11/15/20		1,150	1,216,125
NII Capital Corp., 7.63%, 4/01/21		517	356,730

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Wireless Telecommunication Services (concluded)
Phones4u Finance Plc:
9.50%, 4/01/18 (d)	GBP	545	$899,367
9.50%, 4/01/18		100	165,022
Sprint Capital Corp., 6.88%, 11/15/28	USD	2,523	2,598,690
Sprint Nextel Corp. (d):
9.00%, 11/15/18		3,390	4,178,175
7.00%, 3/01/20		2,205	2,552,287

			17,519,909

Total Corporate Bonds – 104.0%			442,146,969

Floating Rate Loan Interests (f)

Airlines — 0.2%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		649	651,663

Auto Components — 0.9%
Federal-Mogul Corp., Term Loan B, 2.15%, 12/29/14		1,786	1,657,725
Schaeffler AG:
Term Loan, 6.00%, 1/27/17		735	743,960
Term Loan B, 4.11%, 1/27/15	EUR	1,095	1,395,621

			3,797,306

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19	USD	625	628,125

Capital Markets — 0.6%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		1,382	1,399,275
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		725	728,625
Second Lien Term Loan, 8.25%, 2/28/19		615	624,225

			2,752,125

Chemicals — 0.5%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		1,692	1,710,783
Styron Sarl LLC, Term Loan B, 8.00%, 8/02/17		552	527,916

			2,238,699

Commercial Services & Supplies — 0.5%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		665	671,983
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		641	648,812
		Par (000)	Value
Floating Rate Loan Interests (f)

Commercial Services & Supplies (concluded)
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16	USD	875	$884,301

			2,205,096

Communications Equipment — 0.7%
Avaya, Inc., Term Loan B1, 3.06%, 10/24/14		372	350,449
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19		2,697	2,713,793

			3,064,242

Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		3,000	3,000,000

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		1,646	1,688,569

Consumer Finance — 1.4%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		5,880	5,807,970

Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		213	211,442

Diversified Financial Services — 0.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		1,850	1,850,777
DIP Term Loan A2, 6.75%, 11/18/13		270	271,350

			2,122,127

Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		500	500,000
2019 Term Loan B, 5.25%, 8/01/19		405	407,531
Term Loan, 4.75%, 8/01/19		1,200	1,206,000

			2,113,531

Energy Equipment & Services — 1.7%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		2,552	2,633,704
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		4,118	4,287,330
Tervita Corp., Incremental Term Loan, 6.50%, 11/14/14		402	401,629

			7,322,663

Food & Staples Retailing — 0.0%
US Foods, Inc., Extended Term Loan B, 5.75%, 3/31/17		113	111,617

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (f)

Food Products — 0.1%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17	USD	320	$322,960

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		568	575,341
Hupah Finance, Inc., Term Loan B, 6.25% - 7.25%, 1/21/19		1,114	1,124,151
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		414	417,067

			2,116,559

Health Care Providers & Services — 0.5%
Genesis Healthcare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		280	269,500
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		570	551,996
Term Loan A, 8.50%, 3/02/15		496	486,208
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		1,067	1,005,278

			2,312,982

Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		202	181,217
Incremental Term Loan B4, 9.50%, 10/31/16		509	519,404
Term Loan B1, 3.21%, 1/28/15		805	779,844
Term Loan B2, 3.21%, 1/28/15		625	605,469
Term Loan B3, 3.22%, 1/28/15		110	106,562
Harrah's Property Co., Mezzanine Term Loan, 3.21%, 2/13/13		6,572	5,517,384
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/24/20		760	760,000
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		35	35,205
Station Casinos, Inc., Term Loan B, 5.50%, 9/07/19		1,535	1,538,837
Travelport LLC:
Extended Tranche A Term Loan, 6.31%, 12/01/16		290	86,906
Extended Tranche B Term Loan, 13.81%, 12/01/16		952	71,395

			10,202,223

		Par (000)	Value
Floating Rate Loan Interests (f)

Industrial Conglomerates — 0.1%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14	USD	262	$261,727
Term Loan, 3.46% - 3.61%, 12/03/14		176	175,537

			437,264

IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17		104	103,591
First Data Corp., Extended 2018 Term Loan B, 4.21%, 3/23/18		1,160	1,103,740

			1,207,331

Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		960	958,904

Machinery — 0.2%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		873	880,317

Media — 3.6%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		69	63,685
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		481	366,464
Tranche 1 Incremental, 7.50%, 7/03/14		2,394	1,935,945
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		426	427,362
Clear Channel Communications, Inc.:
Term Loan B, 3.86%, 1/29/16		1,898	1,539,589
Term Loan C, 3.86%, 1/29/16		626	495,830
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		633	639,430
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		607	608,869
Intelsat Jackson Holdings Ltd., Term Loan B-1, 4.50%, 4/02/18		8,057	8,075,793
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		608	611,652
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		400	390,169

			15,154,788

Metals & Mining — 0.9%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		628	628,425
FMG Resources August 2006 Property Ltd., Term Loan, 5.25%, 10/18/17		3,315	3,323,287

			3,951,712

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (f)

Multiline Retail — 0.4%
HEMA Holding BV, Mezzanine, 9.27%, 7/05/17	EUR	1,461	$1,686,713

Oil, Gas & Consumable Fuels — 1.2%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	2,125	2,087,813
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,365	1,364,552
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		345	347,156
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		1,455	1,433,175

			5,232,696

Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		900	899,442
Verso Paper Finance Holdings LLC, Term Loan, 6.56% - 7.31%, 2/01/13 (c)		2,277	1,138,482

			2,037,924

Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,474	1,473,293
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		461	467,758

			1,941,051

Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		549	548,488

Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		1,619	1,619,720

Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16		151	151,008
Extended Term Loan, 4.46%, 10/10/16		1,084	1,082,291
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		275	271,562

			1,504,861

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.50%, 9/29/17		445	443,888

Software — 0.4%
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		1,815	1,832,243

		Par (000)	Value
Floating Rate Loan Interests (f)

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	USD	1,632	$1,599,164

Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc. (c):
Term Loan, 6.88%, 8/11/15		3,046	3,106,614
Term Loan B, 6.25%, 7/11/16		1,908	1,960,277

			5,066,891

Total Floating Rate Loan Interests – 23.2%			98,773,854

Other Interests (l)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow		790,000	8,394

Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate (a)		4,650,000	47

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		970,000	10

Media — 0.0%
Adelphia Escrow (a)		1,250,000	12
Adelphia Recovery Trust (a)		1,567,669	157

			169

Total Other Interests – 0.0%			8,620

Preferred Securities
		Par (000)

Capital Trusts

Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (f)		1,270	854,075

Total Capital Trusts – 0.2%			854,075

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks

Auto Components — 0.7%
Dana Holding Corp., 4.00% (d)(h)	25,990	$3,143,166

Diversified Financial Services — 1.2%
Ally Financial, Inc., 7.00% (d)	5,433	5,289,705

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)	13,326	266,253

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)(f)	40,000	108,000
Freddie Mac, Series Z, 8.38% (a)(f)	108,377	175,571

		283,571

Total Preferred Stocks – 2.1%		8,982,695

Trust Preferreds

Diversified Financial Services — 1.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)	171,790	4,457,682

Total Trust Preferreds – 1.1%		4,457,682

Total Preferred Securities – 3.4%		14,294,452

Warrants (m)

Containers & Packaging — 0.0%
MDP Acquisitions Plc (Expires 10/10/13)	1,100	66,923

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	52,465	1

Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)	4	11,985
(Expires 9/30/14)	22	66,582

		78,567

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	491	—
	Shares	Value
Warrants (m)

Software (concluded)
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,736	$—

		—

Total Warrants – 0.0%		145,491

Total Long-Term Investments (Cost – $576,013,256) – 138.7%		589,544,754

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (n)(o)	1,066,550	1,066,550

Total Short-Term Securities (Cost – $1,066,550) – 0.3%		1,066,550

Total Investments (Cost - $577,079,806*) – 139.0%		590,611,304
Liabilities in Excess of Other Assets – (39.0)%		(165,602,691)

Net Assets – 100.0%		$425,008,613

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$578,723,071
Gross unrealized appreciation	$30,928,078
Gross unrealized depreciation	(19,039,845)

Net unrealized appreciation	$11,888,233
(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup, Inc.	$1,000,000	$—

(f)	Variable rate security. Rate shown is as of report date.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Convertible security.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(k)	All or a portion of security has been pledged as collateral in connection with swaps.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	1,066,550	1,066,550	$374

(o)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

88	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	USD	6,223,360	$(79,598)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	2,000	USD	3,194	Citigroup, Inc.	1/16/13	$10
USD	301,867	AUD	297,000	UBS AG	1/16/13	(7,047)
USD	5,147,450	CAD	5,034,000	UBS AG	1/16/13	84,338
USD	176,099	GBP	110,000	Citigroup, Inc.	1/16/13	(124)
USD	6,748,762	GBP	4,210,500	Goldman Sachs Group, Inc.	1/16/13	3,436
USD	175,279	GBP	110,000	JPMorgan Chase & Co.	1/16/13	(944)
USD	148,110	GBP	93,000	Royal Bank of Scotland Group Plc	1/16/13	(878)
USD	159,355	GBP	100,000	Royal Bank of Scotland Group Plc	1/16/13	(848)
USD	168,364	GBP	105,000	UBS AG	1/16/13	151
USD	201,246	GBP	127,000	UBS AG	1/16/13	(2,211)
USD	217,550	GBP	137,000	UBS AG	1/16/13	(1,927)
USD	225,809	GBP	142,000	UBS AG	1/16/13	(1,679)
EUR	73,000	USD	93,464	Citigroup, Inc.	1/23/13	1,525
EUR	201,000	USD	256,754	Citigroup, Inc.	1/23/13	4,792
EUR	249,000	USD	323,667	Citigroup, Inc.	1/23/13	338
EUR	371,000	USD	475,088	Citigroup, Inc.	1/23/13	7,666
EUR	1,020,000	USD	1,317,200	Citigroup, Inc.	1/23/13	10,048

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	542,000	USD	701,523	Deutsche Bank AG	1/23/13	$3,741
EUR	107,000	USD	136,037	UBS AG	1/23/13	3,194
USD	145,317	EUR	112,000	Citigroup, Inc.	1/23/13	(421)
USD	1,054,924	EUR	815,000	Credit Suisse Group AG	1/23/13	(5,574)
USD	623,199	EUR	480,000	UBS AG	1/23/13	(1,388)
USD	33,678,115	EUR	25,681,000	UBS AG	1/23/13	261,390

Total						$357,588

•	Credit default swaps on single name issues - buy protection outstanding as of November 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	USD	450	$(11,931)
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	335	(11,209)
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	1,000	(34,053)
K. Hovnanian Enterprises, Inc.	5.00%	Credit Suisse Group AG	9/20/17	USD	111	(630)
K. Hovnanian Enterprises, Inc.	5.00%	Deutsche Bank AG	9/20/17	USD	45	(202)
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase & Co.	9/20/17	USD	45	(256)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase & Co.	12/20/17	USD	100	563

Total						$(57,718)

•	Credit default swaps on single name issues - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Air Lease Corp.	5.00%	Goldman Sachs Group, Inc.	2/14/13	Not Rated	USD	800	$6,793
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	USD	4,700	630,643

•	Credit default swaps on single name issues - sold protection outstanding as of November 30, 2012 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	$403	$12,670
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B	USD	750	54,510
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD	500	39,085
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD	500	36,495
ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B	USD	200	21,112
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B	USD	295	17,585
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	690	96,993
Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	USD	2,200	168,557
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	2,400	505,440
Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC	USD	1,500	78,461

Total							$1,668,344

[1]	Using Standard & Poor’s rating.
BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$22,401,247	$3,131,471	$8,642,650	$34,175,368
Corporate Bonds	—	434,322,134	7,824,835	442,146,969
Floating Rate Loan Interests	—	78,613,299	20,160,555	98,773,854
Other Interests	157	—	8,463	8,620
Preferred Securities	5,007,506	9,286,946	—	14,294,452
Warrants	—	145,490	1	145,491
Short-Term Securities	1,066,550	—	—	1,066,550
Total	$28,475,460	$525,499,340	$36,636,504	$590,611,304

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$429,038	$1,239,869	$1,668,907
Foreign currency exchange contracts	—	380,629	—	380,629
Liabilities:
Credit contracts	—	(58,281)	—	(58,281)
Equity contracts	$(79,598)	—	—	(79,598)
Foreign currency exchange contracts	—	(23,041)	—	(23,041)
Total	$(79,598)	$728,345	$1,239,869	$1,888,616

[1]	Derivative financial instruments are swaps, financial futures contracts, and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,238	—	—	$3,238
Cash pledged as collateral for financial futures contracts	370,000	—	—	370,000
Cash pledged as collateral for swaps	400,000	—	—	400,000
Liabilities:
Bank overdraft	—	$(701,185)	—	(701,185)
Cash held as collateral for swaps	—	(1,200,000)	—	(1,200,000)
Loans payable	—	(173,000,000)	—	(173,000,000)
Total	$773,238	$(174,901,185)	—	$(174,127,947)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2012	$6,755,302	$6,576,954	$19,411,992	$8,463	$1	$32,752,712
Transfers into Level 3[1]	738,103	—	4,004,329	—	—	4,742,432
Transfers out of Level 3[1]	—	—	(2,414,694)	—	—	(2,414,694)
Accrued discounts/premiums	—	(1,519)	55,967	—	—	54,448
Net realized gain (loss)	—	—	126,258	—	—	126,258
Net change in unrealized appreciation/ depreciation[2]	389,785	(263,064)	(152,764)	—	—	(26,043)
Purchases	759,460	1,574,064	2,064,795	—	—	4,398,319
Sales	—	(61,600)	(2,935,328)	—	—	(2,996,928)
Closing Balance, as of November 30, 2012	$8,642,650	$7,824,835	$20,160,555	$8,463	$1	$36,636,504

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2012, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,742,432 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $426,636.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 18

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Credit Contracts
Assets:
Opening Balance, as of August 31, 2012	$ 829,910
Transfers into Level 3[3]	–
Transfers out of Level 3[3]	–
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[4]	409,959
Purchases	–
Issues[5]	–
Sales	–
Settlements[6]	–
Closing Balance, as of November 30, 2012	$ 1,239,869

[3]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of November 30, 2012 was $409,959.
[5]	Issues represent upfront cash received on certain derivative financial instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments and derivative financial instruments as of November 30, 2012. The table does not include Level 3 investments and derivative financial instruments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments. The value of Level 3 investments and derivative financial instruments derived using prices from prior transactions and/or third party pricing information is $17,737,240.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$8,040,102	Market Comparable Companies	EBITDA Multiple	6.7x	6.7x
			Forward EBITDA Multiple	5.4x	5.4x
		Restructure Terms[3]	N/A	–	–
		Cost	N/A4	–	–
Corporate Bonds	6,922,345	Market Comparable Companies	Yield	9.67 – 12.1%	10.48%
			EBITDA Multiple	6.0x	6.0x
		Discounted Cash Flow	Yield	12.0%	12.0%
		Restructure Terms[3]	N/A	–	–
Floating Rate Loan Interests	5,176,686	Market Comparable Companies	Illiquidity Discount	50%	50%
			Yield	9.64%	9.64%
		Cost	N/A4	–	–

Total	$20,139,133

1 A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Forward EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Illiquidity Discount	Decrease	Increase
[2] Unobservable inputs are weighted based on the value of the investments included in the range.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 19

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

[3]	Investment is valued based on the company’s financial restructuring plan.
[4]	The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.
BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2012 20

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

By:      /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund V, Inc.

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund V, Inc.

Date: January 23, 2013

By:      /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Corporate High Yield Fund V, Inc.

Date: January 23, 2013